Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment.
Property, plant and equipment

23    Property, plant and equipment

Accounting policy

Property, plant and equipment are stated at their historical cost of acquisition or construction less accumulated depreciation and any recognized impairment losses. Historical cost includes expenditures that are directly attributable to the acquisition and construction of the assets.

Subsequent costs are included in the asset’s carrying amount, or recognized as a separate asset as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and they can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the income statement during the reporting period in which they are incurred.

Replacement costs are included in the carrying amount of the asset when it is probable that the Company will realize future economic benefits in excess of the benefits expected from the asset in its current condition. Replacement costs are depreciated over the remaining useful life of the related asset.

Land is not depreciated. Depreciation of other assets is calculated using the straight-line method to reduce their costs to their residual values over their estimated useful lives.

The assets' residual values and useful lives are reviewed annually and adjusted if appropriate.

An asset's carrying amount is reduced to its recoverable amount when it is greater than the estimated recoverable amount, in accordance with the criteria adopted by the Company in order to determine the recoverable amount.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within Other income and expenses, net in the income statement.

Loans and financings costs directly related to the acquisition, construction or production of a qualifying asset that requires a substantial period of time to prepare for its intended use or sale are capitalized as part of the cost of that asset when it is probable that future economic benefits associated with the item will flow to the Company and costs can be measured reliably.

Stripping costs

In its surface mining operations, the Company must remove overburden and other waste to gain access to mineral ore deposits. The removal process is referred to as stripping. During the development of a mine, before production commences, when the stripping activity improves access to the ore body, the component of the ore body for which access has been improved can be identified and the costs can be measured reliably, a stripping activity asset is capitalized as part of the investment in the construction of the mine and is accounted for as part of Property, plant and equipment within Assets and projects under construction. Subsequently, when the operation starts, the stripping costs are transferred to Buildings and are depreciated by a linear calculation considering the asset’s useful life.

Stripping costs incurred during the production phase of operations are treated as production costs and are part of the inventory cost.

Mining Projects

Refer to note 8 for the Company’s accounting policy related to capitalization of mineral exploration and project evaluation costs for mining projects.

Capitalized costs incurred during a project’s exploration and evaluation stages are classified within Mining projects, under Property, plant and equipment and are only depreciated by the units of production (“UoP”) method once the development stage finishes and the project’s operation starts.

Costs incurred during a project’s development stage are capitalized under Property, plant, and equipment within Assets and projects under construction. Once the development stage is finished and the project’s operation starts, the capitalized development costs are reclassified to the appropriate group of assets considering their nature and are depreciated on a linear calculation based on the assets’ useful life.

Based on the above, once a project begins operation, there will be depreciation coming from the project’s capitalized mineral exploration and evaluation costs within the Mining projects account and based on the UoP method and from the project’s capitalized development costs within the corresponding group of assets based on their useful life.

The carrying value of the capitalized exploration and evaluation costs, which remain within Mining projects, and the capitalized development costs, which are within Assets and projects under construction, of the projects are assessed for impairment at least annually or whenever evidence indicates that the assets may be impaired in accordance with IFRS 6 and IAS 36. If the Company decides at any moment to discontinue the project, this could be an impairment indicator that will be assessed under the impairment test. For purposes of this impairment assessment, the projects are allocated to cash-generating units when applicable. The annual impairment test is disclosed in note 33.

Asset retirement obligation

An asset retirement obligation is an obligation related to the permanent removal from service of a tangible long-lived asset that results from the acquisition, construction or development, or the normal operations of a tangible long-lived asset.  At the initial recognition of an asset retirement obligation and at the periodical revisions of the expected disbursements and the discount rate, the changes in the liability are charged to property, plant and equipment.

The capitalized amount recognized in property, plant and equipment is depreciated based on the useful life of the underlying asset. Any reduction in the provision that exceeds the carrying amount of the asset, is immediately recognized in the income statement as Other income and expenses, net.

Impairment

Refer to note 33 for the Company's accounting policy related to impairment of property, plant and equipment.

(a)    Changes in the year

	2020
		Machinery,	Assets and	Asset
	Dam and	equipment, and	projects under	retirement	Mining
	buildings	facilities	construction	obligation	projects	Other	Total
Balance at the beginning of the year
Cost	1,050,632	2,419,034	549,903	201,892	261,117	45,035	4,527,613
Accumulated depreciation and impairment	(511,973)	(1,666,480)	(14,811)	(97,233)	(93,009)	(21,417)	(2,404,923)
Net balance at the beginning of the year	538,659	752,554	535,092	104,659	168,108	23,618	2,122,690

Additions (i) (ii)	—	3,315	336,457	—	—	935	340,707
Disposals and write-offs	(240)	(1,732)	(662)	—	—	(42)	(2,676)
Depreciation	(48,938)	(110,515)	—	(6,096)	(869)	(1,261)	(167,679)
Impairment of non-current assets - note 33	(45,188)	(26,521)	(57,621)	(13,804)	(15,805)	(106)	(159,045)
Foreign exchange effects	(60,934)	(78,038)	(83,982)	(12,821)	(3,852)	(4,182)	(243,809)
Transfers - note 24 (a)	71,244	88,047	(201,752)	—	36,042	1,770	(4,649)
Reclassification	—	(916)	—	—	—	(1,201)	(2,117)
Remeasurement of asset retirement obligations	—	—	—	14,874	—	—	14,874
Balance at the end of the year	454,603	626,194	527,532	86,812	183,624	19,531	1,898,296

Cost	1,022,432	2,360,426	596,675	211,650	292,322	36,816	4,520,321
Accumulated depreciation and impairment	(567,829)	(1,734,232)	(69,143)	(124,838)	(108,698)	(17,285)	(2,622,025)
Balance at the end of the year	454,603	626,194	527,532	86,812	183,624	19,531	1,898,296

Average annual depreciation rates %	4	7	—	5	UoP

	2019
		Machinery,	Assets and	Asset
	Dam and	equipment, and	projects under	retirement
	buildings	facilities	construction	obligation	Mining projects (ii)	Other	Total
Balance at the beginning of the year
Cost	1,002,885	2,357,254	364,476	175,506	243,629	51,142	4,194,892
Accumulated depreciation and impairment	(452,560)	(1,554,728)	(15,407)	(91,874)	(86,904)	(24,968)	(2,226,441)
Net balance at the beginning of the year	550,325	802,526	349,069	83,632	156,725	26,174	1,968,451

Additions (i) (ii)	47	508	410,253	776	1,529	32	413,145
Disposals and write-offs	(569)	(2,388)	(315)	—	(88)	(2,833)	(6,193)
Depreciation	(50,295)	(134,092)	—	(5,971)	(2,297)	(1,418)	(194,073)
Impairment of non-current assets - note 33	(15,225)	(27,458)	—	—	—	—	(42,683)
Foreign exchange effects	(11,169)	(13,431)	(9,801)	(2,115)	—	(718)	(37,234)
Transfers - note 24 (a)	65,545	129,167	(214,114)	—	12,239	2,381	(4,782)
Reclassification – note 25(a)	—	(2,278)	—	—	—	—	(2,278)
Remeasurement of asset retirement obligations	—	—	—	28,337	—	—	28,337
Balance at the end of the year	538,659	752,554	535,092	104,659	168,108	23,618	2,122,690

Cost	1,050,632	2,419,034	549,903	201,892	261,117	45,035	4,527,613
Accumulated depreciation and impairment	(511,973)	(1,666,480)	(14,811)	(97,233)	(93,009)	(21,417)	(2,404,923)
Balance at the end of the year	538,659	752,554	535,092	104,659	168,108	23,618	2,122,690

Average annual depreciation rates %	4	7	—	5	UoP	—
(i)	Additions include capitalized borrowing costs on Assets and projects under construction in the amount of USD 2,023 for the year ended December 31, 2020 (December 31, 2019: USD 8,719).
(ii)	Only the amounts related to the operating unit Atacocha are being depreciated under the UoP method.

(b)    Impairment of Jarosite project

The Company reviewed its portfolio of assets and projects under construction in 2020 and concluded that there are impairment indicators for its Jarosite Project. The execution of this project was suspended and in 2020 studies to conclude its economical and operational viability began and are ongoing. Within this context, the Company used the fair value method to test the Jarosite project for impairment and recorded an impairment loss in the amount of USD 45,220 in 2020. Expenditures related to the project after the aforementioned impairment, if any, will be registered as impairment loss in the income statement.

For the impairment calculation, the Company has analyzed each component of the project and classified them as saleable, scrap, or labor expenses directly attributable to the project. Saleable and scrap were evaluated in accordance with the Company’s historical recoverability on sale of assets in accordance with each category, and capitalized labor expenses were written off entirely.

(c)    Impairment of Ambrosia mine assets

The Ambrosia mine is located in Brazil and owned by NEXA BR. Initially, according to its licensing process, the end of life of this mine would be in 2021. However, due to the uncertainties associated with the geological model of the area, safety considerations, and a greater movement of ore compared to the original plan, NEXA anticipated the mine´s closure, and communicated the temporary suspension of Ambrosia’s operational activities to the local environmental agency, during the fourth quarter of 2020. Due to the anticipation of the mine closure and the uncertainties that arise with such decision, the Company reviewed Ambrosia´s portfolio of assets and analyzed the possibility of using these assets in other operations, such as the Bonsucesso mine. However, since this project is still under feasibility studies, the Company decided to recognize an impairment loss in the total amount of USD 10,410 thousand (approximately BRL 55,567 thousand).   In the future if the assets were to be used in other mines or projects, the Company will analyze the possible reversal or definitively write-off these assets.